UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06113

The Caldwell & Orkin Funds, Inc.
(Exact name of registrant as specified in charter)

5185 Peachtree Parkway, Suite 370, Norcross, GA 30092-6542
(Address of principal executive offices) (Zip code)

Michael B. Orkin, 5185 Peachtree Parkway, Suite 370, Norcross, GA 30092-6542
(Name and address of agent for service)

Registrant’s telephone number, including area code: 678-533-7850

Date of fiscal year end: 4/30

Date of reporting period: 7/31/2008

Item 1.        Schedule of Investments.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
July 31, 2008

			Market
		Shares	Value

COMMON STOCKS (LONG POSITIONS)	41.76%

Aerospace / Defense	0.92%
Lockheed Martin Corp		20,600	2,149,198

Auto Manufacturers	0.82%
General Motors Corp *		44,700	494,829
Honda Motor Co Ltd ADR		44,500	1,423,555
			1,918,384

Banks - Money Center	1.01%
JP Morgan Chase & Co		57,800	2,348,414

Banks - Super Regional	0.38%
Comerica Inc		31,200	896,064

Banks - West / Southwest	0.23%
Umpqua Holdings Corp		38,800	526,904

Beverages - Soft Drinks	0.33%
Coca Cola Co		15,000	772,500

Comml Svcs - Schools	2.07%
Corinthian Colleges Inc *		156,300	2,461,725
ITT Educational Svcs *		26,600	2,356,228
			4,817,953

Comml Svcs - Security / Safety	1.02%
Corrections Corp Of Amer *		84,600	2,371,338

Computer - Manufacturers	0.40%
Apple Inc *		5,900	937,805

Diversified Operations	5.56%
Emerson Electric Co		47,800	2,327,860
General Electric Co		130,000	3,677,700
ITT Corp		57,600	3,856,896
SPX Corp		6,000	760,680
United Technologies Corp		37,100	2,373,658
			12,996,794

Elec-Component / Connectr	0.63%
Tyco Electronics Ltd		44,100	1,461,474

Electrical - Equipment	0.49%
ABB Ltd		43,400	1,137,948

Energy - Other	0.33%
Covanta Holding Corp *		27,300	768,222

Financial Services - Misc	0.92%
Visa Inc Cl A		29,500	2,155,270

Food - Misc Preparation	2.23%
HJ Heinz Company		69,900	3,521,562
Kraft Foods Inc Cl A		52,700	1,676,914
			5,198,476

Leisure - Movies & Related	1.07%
	Discovery Holding Co Cl A *	113,000	2,246,440
Imax Corp *		31,800	244,542
			2,490,982

Media - Cable / Satellite TV	1.10%
	Comcast Corp Cl A	124,300	2,563,066

Media - Diversified	0.80%
	Scripps Networks Intr Cl A	46,300	1,877,002

Medical - Drug / Diversified	1.05%
	Abbott Laboratories	43,300	2,439,522

Medical - Hospitals	2.87%
	Tenet Healthcare Corp *	1,155,000	6,687,450

Medical - Products	1.24%
	St Jude Medical Inc *	62,100	2,892,618

Medical - Systems / Equip	0.34%
Masimo Corp *		21,200	800,724

Oil & Gas - Drilling	0.91%
	Grey Wolf Inc *	248,000	2,117,920

Oil & Gas - Transprt / Pipelne	0.50%
	Boardwalk Pipeline Partners	49,200	1,164,072

Oil & Gas - US Expl & Prod	1.73%
	Chesapeake Energy	80,400	4,032,060

Pollution Control - Svcs	2.70%
	Republic Services Inc	57,500	1,868,750
	Waste Connections Inc *	56,100	2,041,479
	Waste Management Inc	66,900	2,377,626
			6,287,855

Retail - Clothing / Shoe	2.94%
	Dress Barn Inc *	40,700	656,491
Guess Inc		64,300	2,036,381
	Gymboree Corp *	19,600	733,040
	Urban Outfitters Inc *	104,100	3,436,341
			6,862,253

Retail - Major Disc Chains	2.05%
	Wal-Mart Stores	81,600	4,783,392

Retail - Restaurants	1.40%
	McDonalds Corp	37,600	2,248,104
	Wendys Intl Inc	44,500	1,021,275
			3,269,379

Retail - Super / Mini Mkts	0.66%
Kroger Co		54,200	1,532,776

Telecom - Wireless Svcs	0.54%
	American Tower Corp Cl A *	30,200	1,265,380

Tobacco	1.11%
	Philip Morris Intl Inc	50,000	2,582,500

Utility - Electric Power	1.41%
FPL Group Inc		32,700	2,110,131
	ITC Holdings Corp	22,600	1,177,912
			3,288,043

Total Common Stocks (Held Long)	41.76%		97,393,738
Cost	$96,973,218

CALL OPTIONS		0.58%

Beverages - Soft Drinks		0.00%
Coca Cola Co, Call 8/16/2008 - 60.00			2,153	10,765

Diversified Operations		0.33%
General Electric Co, Call 1/17/2009 - 30.00			5,780	768,740

Oil & Gas - Drilling		0.25%
Grey Wolf Inc, Call 9/20/2008 - 7.50 *			3,848	577,200

Total Call Options		0.58%		1,356,705
Cost	$2,280,164

PUT OPTIONS		1.31%

Apparel - Clothing Mfg		0.08%
Hanesbrands Inc, Put 1/17/2009 - 30.00 *			215	180,600

Banks - Southeast		0.11%
First Bancorp Hldg Co, Put 12/20/2008 - 10.00			700	154,000
Popular Inc, Put 1/17/2009 - 12.50			190	110,200
				264,200

Bldg - Cement / Concrt / Ag		0.57%
Martin Marietta Materls, Put 10/18/2008 - 115.00			370	617,900
Vulcan Materials Co, Put 1/17/2009 - 70.00			521	708,560
				1,326,460

Finance - Consumer / Cml Lns		0.06%
Capital One Financial Cp, Put 9/20/2008 - 50.00			145	137,750

Finance - Investment Bkrs		0.03%
Raymond James Financial, Put 2/21/2009 - 30.00			112	79,520

Internet - E Commerce		0.12%
Priceline.Com Inc, Put 10/18/2008 100 *			396	285,120

Medical - Hlth Maint Org		0.06%
Unitedhealth Group Inc, Put 1/17/2009 - 25.00			812	129,920

Medical - Hospitals		0.03%
Community Health System, Put 1/17/2009 - 35.00 *			155	79,050

Retail - Restaurants		0.01%
Panera Bread Co Cl A, Put 8/16/2008 40.00 *			803	15,257

Telecom - Wireless Equip		0.24%
Garmin Ltd, Put 1/17/2009 - 50.00			323	565,250

Total Put Options		1.31%		3,063,127
Cost	$2,776,696

Money Market Fund		52.95%
JP Morgan U.S. Treasury Plus
Money Market Fund **				123,476,514

Total Money Market Fund		52.95%		123,476,514
Cost	$123,476,514

Total Investment in Securities		96.61%		225,290,084
Cost	$225,506,592

Other Assets Less Liabilities		3.39%		7,905,109

Total Net Assets		100.00%		233,195,194

* Non-income producing security
** A portion of the Money Market Fund assets are held as collateral for short sales activity.

COMMON STOCKS (SHORT POSITIONS)	-27.65%

Agricultural Operations	-0.29%
Bunge Ltd		-6,800	-672,656

Apparel - Clothing Mfg	-3.29%
Coach Inc *		-43,500	-1,109,685
	Hanesbrands Inc *	-180,900	-3,878,496
	Liz Claiborne Inc	-123,800	-1,618,066
	Polo Ralph Lauren Corp	-18,200	-1,076,894
			-7,683,141

Auto Manufacturers	-0.21%
	General Motors Corp *	-44,700	-494,829

Banks - Money Center	-0.21%
	Bank Of America Corp	-14,900	-490,210

Banks - Super Regional	-1.55%
BB&T Corp		-33,800	-947,076
	Regions Financial Corp	-177,500	-1,682,700
	US Bancorp Inc	-15,900	-486,699
	Wells Fargo & Company	-16,100	-487,347
			-3,603,822

Banks - West / Southwest	-0.67%
	Umpqua Holdings Corp *	-115,800	-1,572,564

Bldg-Cement / Concrt / Ag	-1.32%
	Cemex Sab De Cv ADS	-99,161	-2,108,163
	Martin Marietta Materials	-9,200	-965,724
			-3,073,887

Bldg - Constr Prds / Misc	-1.91%
Masco Corp		-157,000	-2,588,930
	Mohawk Industries Inc *	-19,200	-1,132,224
USG Corp *		-25,200	-723,240
			-4,444,394

Bldg - Hand Tools	-0.91%
Toro Co		-65,200	-2,122,260

Bldg - Heavy Construction	-0.43%
	Granite Construction Inc	-32,000	-1,012,160

Chemicals - Fertilizers	-0.43%
	Potash Corp Saskatchewan	-4,900	-1,000,923

Comml Svcs - Printing	-0.41%
	Vistaprint Limited *	-37,100	-956,067

Comml Svcs - Staffing	-1.23%
Manpower Inc		-28,700	-1,377,600
	Robert Half International Inc	-59,400	-1,502,226
			-2,879,826

Computer - Tech Services	-0.34%
	Amdocs Limited *	-26,000	-790,660

Elec - Semiconductor Equip	-0.70%
	Applied Materials Inc	-39,700	-687,604
	KLA Tencor Corp	-25,100	-943,509
			-1,631,113

	Finance - Consumer / Cml Lns	-0.21%
	Capital One Financial Cp		-11,700	-489,762

	Finance - Investment Mgmt	-0.37%
	Allied Capital Corp		-62,000	-852,500

	Finance - Mrtg & Rel Svc	-0.80%
	Federal Home Loan Mortgage Corp *		-227,000	-1,854,590

	Finance - Reit	-0.67%
	Public Storage		-19,200	-1,572,288

	Household - Appliances	-0.99%
	Whirlpool Corp		-30,600	-2,316,420

	Internet - E Commerce	-1.66%
	Ebay Inc *		-55,000	-1,384,350
	Priceline.Com Inc *		-21,500	-2,471,425
				-3,855,775

	Leisure - Gaming / Equip	-0.64%
	Las Vegas Sands Corp *		-33,000	-1,502,160

	Leisure - Products	-1.44%
	Brunswick Corp		-83,100	-1,071,990
	Harley Davidson Inc		-60,700	-2,296,888
				-3,368,878

	Medical - Systems / Equip	-0.30%
	Hill-Rom Holdings Inc		-25,300	-710,677

	Office - Equip & Automatn	-0.87%
	Pitney-Bowes Inc		-63,800	-2,021,822

	Oil & Gas - US Expl & Prod	-0.57%
	Southwestern Energy Co *		-36,900	-1,339,839

	Oil & Gas - US Integrated	-0.47%
	Questar Corp		-20,800	-1,099,904

	Retail - Clothing / Shoe	-2.07%
	Anntaylor Stores Corp *		-81,900	-1,846,845
	Chicos Fas Inc *		-140,400	-782,028
	Mens Wearhouse Inc		-109,100	-2,172,181
				-4,801,054

	Retail - Restaurants	-0.28%
	Brinker International		-35,000	-643,650

	Retail - Super / Mini Mkts	-0.74%
	Whole Foods Market Inc *		-77,900	-1,727,043

	Steel - Producers	-0.99%
	Arcelor Mittal Cl A		-26,400	-2,307,888

	Transportation - Rail	-0.68%
	CSX Corp		-23,500	-1,588,130

	Total Securities Sold Short	-27.65%		46,172,342
Proceeds	$42,572,806

* Non-income producing security

Item 2.        Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.        Exhibits.

Separate certifications of principal executive and principal financial officers of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CALDWELL & ORKIN FUNDS, INC.

By:              /s/ Michael B. Orkin
Michael B. Orkin
President

Date:           September 12, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:              /s/ Michael B. Orkin
Michael B. Orkin
President

Date:           September 12, 2008

By:              /s/ William C. Horne
    William C. Horne
    Treasurer

Date:           September 12, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)